Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	Natixis Funds Trust IV
Central Index Key	0001095726
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013